Note 24 - Revenue - Revenue Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance, receivables	$ 40,000
Revenues recognized, receivables	626,667	80,000
Changes due to payment, fulfillment of performance obligations or other, receivables	(606,667)	(40,000)
Balance, receivables	60,000	40,000
Balance, liabilities		(20,000)
Revenues recognized, liabilities	(626,667)	(60,000)
Changes due to payment, fulfillment of performance obligations or other, liabilities			(20,000)
Changes due to payment, fulfillment of performance obligations or other, liabilities	626,667	80,000
Balance, liabilities			$ (20,000)